Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Contract Liabilities [Abstract]
Schedule of Amounts Related to Contract Liabilities

Amounts related to contract liabilities as of December 31, 2025 and 2024 were as follows:

	December 31,
	2025	2024

Patient services paid but not provided - NCFM	$20,212	$86,201
Patient services paid but not provided - BTG	–	111,877
Patient services paid but not provided - CCN	3,278	32,743
Unshipped products - MOD	2,434	1,724
	$25,924	$232,545